AMG River Road Long-Short Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Long Positions - 96.9%			Delta Air Lines, Inc. [1]	10,794	$601,657
Common Stocks - 88.4%			GEA Group AG, Sponsored ADR (Germany)	19,824	593,531
Communication Services - 22.4%			General Electric Co. [1]	21,388	266,281
Alphabet, Inc. , Class C*,1	279	$400,150	GrafTech International, Ltd.	34,678	372,095
Comcast Corp., Class A1	21,865	944,349	Kuehne + Nagel International AG,
			ADR (Switzerland)[1]	11,650	373,476
GCI Liberty, Inc. , Class A *	13,001	951,413
			Nielsen Holdings PLC [1]	19,469	397,168
Liberty Global PLC, Class C (United Kingdom) *	28,903	563,031
			NOW, Inc.*	22,505	225,275
Liberty Latin America, Ltd., Class C *	20,724	349,199
			United Technologies Corp. [1]	4,325	649,615
Liberty Media Corp.-Liberty SiriusXM, Class C *,1	22,772	1,116,284
			Total Industrials		4,055,917
Nintendo Co., Ltd., ADR (Japan)	10,401	477,406
			Information Technology - 4.6%
The Walt Disney Co.	5,736	793,346
Total Communication Services		5,595,178	CDK Global, Inc.	12,275	658,922
Consumer Discretionary - 11.8%			Sabre Corp.	22,493	484,499
			Total Information Technology		1,143,421
Cie Financiere Richemont, S.A., ADR (Switzerland)	93,194	675,843
			Real Estate - 2.2%
Core-Mark Holding Co., Inc.	12,638	296,235
Dollar Tree, Inc. *	8,426	733,652	Alexander & Baldwin, Inc. , REIT	25,184	550,522
			Total Common Stocks
Expedia Group, Inc. [1]	5,815	630,637
			(Cost $21,444,351)		22,065,529
LKQ Corp. *,1	18,887	617,321
			Short-Term Investments - 8.5%
Total Consumer Discretionary		2,953,688	Other Investment Companies - 8.5%
Consumer Staples - 8.4%			Dreyfus Government Cash Management Fund,
BJ's Wholesale Club Holdings, Inc. *	12,118	248,661	Institutional Shares, 1.49% [3]	702,899	702,899
Hostess Brands, Inc. *,1	54,822	735,711	Dreyfus Institutional Preferred Government
Molson Coors Beverage Co., Class B [1]	9,013	500,943	Money Market Fund, Institutional Shares,
			1.52% [3]	702,900	702,900
Seaboard Corp.	159	613,042
			JPMorgan U.S. Government Money Market Fund,
Total Consumer Staples		2,098,357	IM Shares, 1.52%[3]	724,199	724,199
Energy - 5.3%			Total Short-Term Investments
Marathon Petroleum Corp. [1]	11,300	615,850	(Cost $2,129,998)		2,129,998
Plains All American Pipeline LP	20,336	338,594	Total Investments - 96.9%
Texas Pacific Land Trust	487	368,031	(Cost $23,574,349)		24,195,527
Total Energy		1,322,475	Short Sales - (32.8%)[4]
Financials - 14.0%			Common Stocks - (32.0%)
Berkshire Hathaway, Inc., Class B *,1	5,691	1,277,231	Communication Services - (0.9%)
KKR & Co. , Inc.[1]	16,643	530,912	CenturyLink, Inc.	(17,108)	(233,695)
Lazard, Ltd., Class A	11,611	487,197	Consumer Discretionary - (9.4%)
The Progressive Corp. [1]	7,843	632,852	Bed Bath & Beyond, Inc.	(8,974)	(127,879)
Wells Fargo & Co.[1]	12,123	569,054	Brunswick Corp.	(3,560)	(223,746)
Total Financials		3,497,246	Canadian Tire Corp., Ltd., Class A (Canada)	(1,194)	(128,052)
Health Care - 3.4%			Domino's Pizza, Inc.	(1,081)	(304,572)
McKesson Corp.	2,503	356,953	Dorman Products, Inc. *	(2,451)	(171,080)
UnitedHealth Group, Inc. [1]	1,805	491,772	The Gap, Inc.	(10,739)	(186,966)
Total Health Care		848,725	Kohl's Corp.	(2,841)	(121,453)
Industrials - 16.3%			La-Z-Boy, Inc.	(4,162)	(127,524)
API Group Corp. (China) *,2	49,091	576,819	Leggett & Platt, Inc.	(3,949)	(187,933)

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

	Shares	Value			Shares	Value
Consumer Discretionary - (9.4%)				Matthews International Corp., Class A	(5,190)	$(193,691)
(continued)				Regal Beloit Corp.	(2,232)	(175,123)
Mattel, Inc. *	(14,117)	$(206,532)
				Snap-On, Inc.	(1,224)	(195,387)
Royal Caribbean Cruises, Ltd.	(3,166)	(370,675)		Terex Corp.	(5,047)	(127,941)
Whirlpool Corp.	(1,274)	(186,220)		Total Industrials		(1,599,778)
Total Consumer Discretionary		(2,342,632)		Information Technology - (2.6%)
Consumer Staples - (4.3%)				Badger Meter, Inc.	(4,399)	(259,805)
Campbell Soup Co.	(5,413)	(261,935)		Belden, Inc.	(2,514)	(123,865)
Church & Dwight Co., Inc.	(2,753)	(204,328)		International Business Machines Corp.	(1,782)	(256,127)
The Clorox Co.	(2,461)	(387,140)		Total Information Technology		(639,797)
Energizer Holdings, Inc.	(4,788)	(221,493)		Materials - (2.3%)
Total Consumer Staples		(1,074,896)		Berry Global Group, Inc. *	(2,775)	(117,993)
Energy - (1.2%)				Domtar Corp.	(3,600)	(125,352)
Halliburton Co.	(10,791)	(235,352)		Freeport-McMoRan, Inc.	(11,611)	(128,882)
Nabors Industries, Ltd.	(37,687)	(78,012)		Rio Tinto PLC, Sponsored ADR (United Kingdom)	(3,656)	(195,340)
Total Energy		(313,364)		Total Materials		(567,567)
Financials - (3.1%)				Real Estate - (1.1%)
Canadian Imperial Bank of Commerce (Canada)	(2,987)	(243,351)		Omega Healthcare Investors, Inc. , REIT	(6,390)	(268,060)
Federated Hermes, Inc.	(11,152)	(404,037)		Total Common Stocks
Mercury General Corp.	(2,647)	(129,941)		(Proceeds $(7,930,415))		(8,004,708)
Total Financials		(777,329)		Exchange Traded Funds - (0.8%)
Health Care - (0.7%)				United States Oil Fund, LP*
Prestige Consumer Healthcare, Inc. *	(4,625)	(187,590)		(Proceeds $(210,461))	(17,202)	(186,470)
				Total Short Sales - (32.8%)
Industrials - (6.4%)				(Proceeds $(8,140,876))		(8,191,178)
Caterpillar, Inc.	(1,970)	(258,759)		Other Assets, less Liabilities - 35.9%		8,975,135
Deluxe Corp.	(8,348)	(402,374)		Net Assets - 100.0%		$24,979,484
Ennis, Inc.	(11,817)	(246,503)

* Non-income producing security.			[3] Yield shown represents the January 31, 2020, seven day average yield, which refers to
[1] Security position is either entirely or partially held in a segregated account as			the sum of the previous seven days' dividends paid, expressed as an annual
collateral for securities sold short. As of January 31, 2020, value of securities held in the				percentage.
segregated account was $2,592,108.			[4] The Fund is contractually responsible to the lender for any dividends payable and
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			interest accrued on securities while those securities are outstanding in short position.
security may be resold in transactions exempt from registration, normally to qualified			ADR	American Depositary Receipt
buyers. At January 31, 2020, the value of these securities amounted to $576,819 or 2.3%			REIT	Real Estate Investment Trust
of net assets.

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$22,065,529	—	—	$22,065,529
Short-Term Investments
Other Investment Companies	2,129,998	—	—	2,129,998
Total Assets	24,195,527	—	—	24,195,527
Liabilities
Common Stocks †	(8,004,708)	—	—	(8,004,708)
Exchange Traded Funds†	(186,470)	—	—	(186,470)
Total Liabilities	(8,191,178)	—	—	(8,191,178)
Net Investments in Securities	$16,004,349	—	—	$16,004,349

† All common stocks and exchange traded funds held or shorted in the Fund are Level 1 securities. For a detailed breakout of common stocks and exchange traded funds by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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